Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Gold in lock-up (a)	R 136	R 65
Gold In-process Ore Stockpiles And Bullion On Hand	1,054	1,039
Consumables at weighted average cost (net of provision)	1,764	1,503
Total inventories	2,954	2,607
Non-current portion of gold in lock-up and gold-in-process included in Other non-current assets	(136)	(65)
Total current portion of inventories	2,818	2,542
Inventory valued at net realisable value	136	65
Write-downs (reversals of write-downs) of inventories	(115)	(39)
Provision for slow moving and redundant stock	R 407	R 292